Sep. 22, 2023
Roundhill BIG Tech ETF
(the “Fund”)
Supplement dated September 22, 2023
to the
Prospectus and Summary Prospectus (together, the “Prospectuses”), each dated March 1, 2023
To better position the Fund to seek to achieve its investment objective, the Fund has determined to expand the industries in which it invests. Therefore, effective upon the open of trading on September 29, 2023 (the “Effective Date”), the Fund’s Prospectuses are hereby revised to reflect the changes described below.
Please retain this Supplement with your Prospectuses for future reference.
Roundhill Big Tech ETF
Roundhill BIG Tech ETF
Principal Investment Strategies
The first paragraph of the description of the Fund’s principal investment strategies is deleted in its entirety and replaced with the paragraph below.
The Fund is an actively managed exchange-traded fund (“ETF”) that pursues its investment objective by seeking investment exposure to the largest companies (“Underlying Issuers”) in one or more of the following industries, each of which is defined by an independent industry classification scheme: Automotive Industry, Technology Hardware Industry, E-Commerce Discretionary Industry, Internet Media & Services Industry, Semiconductors Industry, and Software Industry (collectively, the “Technology Industries”). The Fund generally will offer exposure to between five and ten Underlying Issuers primarily through the use of swap agreements and/or forward contracts. The Fund also may invest directly in the equity securities issued by the Underlying Issuers, such as common stock or American Depositary Receipts (“ADRs”), other investments that provide similar exposure to one or more Underlying Issuers when the Adviser believes doing so is in the best interests of the Fund and its shareholders, or securities of issuers that have characteristics that are substantially similar to those of the Underlying Issuers and/or which may be commonly associated with the technology sector or a technology industry by virtue of their reputation and activities.

Principal Investment Risks
The industry descriptions set forth below are hereby added following the existing industry descriptions under “Concentration Risk.”
oAutomotive Industry. The automotive industry can be highly cyclical, and companies in the industry may suffer periodic operating losses. The automotive industry also can be significantly affected by labor relations and fluctuating component prices. Companies in the automotive industry, particularly those in the electric vehicles industry, may be affected by the obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants and general economic conditions. While most of the major manufacturers are large, financially strong companies, many others are small and can be non-diversified in both product line and customer base. Additionally, developments in automotive technologies (e.g., autonomous vehicle technologies) may require significant capital expenditures that may not generate profits for several years, if any. Companies in the automotive industry may be significantly subject to government policies and regulations regarding imports and exports of automotive products. Governmental policies affecting the automotive industry, such as taxes, tariffs, duties, subsidies, and import and export restrictions on automotive products can influence industry profitability. In addition, such companies must comply with environmental laws and regulations, for which there may be severe consequences for non-compliance. Legislative or regulatory changes and increased government supervision also may affect companies in the automotive industry.
oSemiconductors Industry. Competitive pressures may have a significant effect on the financial condition of semiconductor companies and, as product cycles shorten and manufacturing capacity increases, these companies may become increasingly subject to aggressive pricing, which hampers profitability. Reduced demand for end-user products, under-utilization of manufacturing capacity, and other factors could adversely impact the operating results of companies in the Semiconductors Industry. Semiconductor companies typically face high capital costs and may be heavily dependent on intellectual property rights. The Semiconductors Industry is highly cyclical, which may cause the operating results of many semiconductor companies to vary significantly. The stock prices of companies in the Semiconductors Industry have been and likely will continue to be extremely volatile.
The Fund’s expansion of the industries in which it may invest will not affect the manner in which the Fund implements its investment strategy or its fees and expenses.